Convertible Note	12 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Convertible Note

10. Convertible Note

On June 9, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”), pursuant to which the Company (i) up to $7.4 million in face value of 8% original issue discount senior secured convertible notes (“Notes”) and (ii) warrants (“Warrants”) to purchase up to certain number of Class A ordinary shares par value $0.0001 per share (“Shares”) that equals 40% of the maximum principal amount of the First Tranche Note divided by the daily volume weighted average prices (“VWAPs”) prior to the initial closing date of the First Tranche.

The Purchase Agreement provides for three tranches of Notes and Warrants, including (i) the First Tranche, which consists of up to $2.2 million in principal amount of Note and related Warrants, to be issued in two installments, the first installment upon signing of the Purchase Agreement and the second installment upon the U.S. Securities and Exchange Commission (the “SEC”) declaring the initial resale registration statement to be filed therefor effective; (ii) the Second Tranche, also up to $2.2 million in principal amount of Note, to occur on the earlier of the date on which the First Tranche Note has less than $500,000 in principal remaining or after 120 days following effectiveness of the initial resale registration statement, subject to the Company having a minimum market capitalization of $30 million; and (iii) the Third Tranche, up to $3.0 million in principal amount of Notes, which may be issued by mutual consent up to 180 days after the Second Tranche closing. The conversion price of the Notes equals to the lower of (i) a fixed price equal to 120% of the average of the three daily VWAPs of the Shares immediately prior to the applicable closing date, which will be subject to adjustment for dilutive offerings (excluding director and officer compensation) that occur within the next 18 months and (ii) a floating price based on 93% of the lowest daily VWAP in the 10 trading days immediately preceding the conversion if there is no event of default. The transaction is subject to customary closing conditions for each tranche, and each closing is expected to take place once those conditions are satisfied or waived in the near future.

The Company also issued 1,248,611 Shares (“Pre-Delivery Shares”) and pre-funded warrants to purchase an additional 213,389 Pre-Delivery Shares.

On the initial first closing date, the investor shall pay the company the available funds equivalent to the initial first closing subscription amount of US$1,380,000 via wire transfer, and the company shall deliver to the investor the first tranche of notes in the amount of US$1,500,000, along with warrants and Pre-Delivery Shares, remotely through electronic transmission of the relevant transaction documents on June 10, 2025.As to the initial First Tranche Closing, a Warrant registered in the name of the Investor number of shares of ordinary shares equal to 40% of the Investor’s maximum Principal Amount under the First Tranche Note divided by the daily VWAP of the ordinary shares on the date prior to such Closing, with an initial exercise price equal to the Fixed Conversion Price of the Note issued at such Closing, subject to adjustment therein(that is 279,739 warrants). Notwithstanding anything herein to the contrary, at any time or times from and after the occurrence and during the continuance of any Event of Default (as defined in the Note), the Holder may elect to exercise all or any portion of this Warrant at an alternative Exercise Price equal to 80% of the VWAP for the Trading Day immediately preceding the date of such exercise.As to the initial First Tranche Closing, a Warrant registered in the name of the Investor to purchase up to a number of shares of ordinary shares equal to 40% of the Investor’s maximum Principal Amount under the First Tranche Note divided by the daily VWAP of the ordinary shares on the date prior to such Closing, with an initial exercise price equal to the Fixed Conversion Price of the Note issued at such Closing, subject to adjustment therein); From the date the U.S. Securities and Exchange Commission declares the initial resale registration statement effective, the investor shall pay $644,000 of the initial second closing subscription amount, and the company shall deliver to the investor the second tranche of the first notes in the amount of $700,000.The second instalments of the notes have not been delivered by June 30,2025.

The Company has identified and evaluated the embedded features of the convertible notes, and concluded that (i) the Company call option, contingent interest features for event of default, and event of delisting put option are clearly and closely related to the debt host instrument and, therefore, are not required to be bifurcated under ASC 815, (ii) the conversion right is eligible for a scope exception from derivative accounting and is not required to be bifurcated under ASC 815. Consequently, the Company accounts for the convertible notes as a liability following the respective guidance of ASC 815 and ASC 470.

The company issue (i) up to Warrants to purchase up to certain number of Class A ordinary shares par value $0.0001 per Shares that equals 40% of the maximum principal amount of the First Tranche Note divided by the daily VWAP prior to the initial closing date of the First Tranche(that is 279,739 warrants). Therefore, the warrant should be settled by a fixed number of shares rather than a variable number of shares.In conclusion, the Warrants does not fall into any of the three classes, and it is without the scope of ASC 480.

The amortized cost of the Convertible Note as of June 30, 2025 consisted of the following:

As of June 30, 2025
US$
Convertible Note Principal- Issued in June 2025	1,500,000
Convertible Note Interest Adjustment	(419,734)
Total	1,080,266